Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development expenses, net	$ 534	$ 332	$ 347
General and administrative expenses	768	303	548
Operating loss	1,302	635	895
Financial expense (income), net	243	(35)	(116)
Net loss and comprehensive loss	$ 1,545	$ 600	$ 779
Basic net loss per ordinary share (in Dollars per share)	$ 0.5	$ 0.3	$ 0.6
Diluted net loss per ordinary share (in Dollars per share)	$ 0.5	$ 0.3	$ 0.6
Weighted average number of ordinary share used in computing basic and diluted net loss per share (in Shares)	2,991,193	2,030,327	1,305,635
Weighted average number of shares of ordinary share used in computing diluted net loss per share (in Shares)	2,991,193	2,030,327	1,305,635